Intangible Assets, Net - Schedule of Intangible Assets with Definite Lives (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Trademarks [Member] USD ($)	Dec. 31, 2014 Trademarks [Member] CNY	Dec. 31, 2013 Trademarks [Member] CNY	Dec. 31, 2014 Customer Relationships [Member] USD ($)	Dec. 31, 2014 Customer Relationships [Member] CNY	Dec. 31, 2013 Customer Relationships [Member] CNY	Dec. 31, 2014 Websites [Member] USD ($)	Dec. 31, 2014 Websites [Member] CNY	Dec. 31, 2013 Websites [Member] CNY	Dec. 31, 2014 Domain Names [Member] USD ($)	Dec. 31, 2014 Domain Names [Member] CNY	Dec. 31, 2013 Domain Names [Member] CNY	Dec. 31, 2014 Licensing Agreements [Member] USD ($)	Dec. 31, 2014 Licensing Agreements [Member] CNY	Dec. 31, 2013 Licensing Agreements [Member] CNY
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Value		108,582	108,496		68,310	68,310		9,050	9,050		27,000	27,000		1,870	1,870		2,352	2,266
Accumulated Amortization		(69,182)	(63,135)		(29,601)	(25,047)		(9,050)	(9,050)		(27,000)	(27,000)		(1,870)	(1,714)		(1,661)	(324)
Net Carrying Value	$ 6,350	39,400	45,361	$ 6,239	38,709	43,263	$ 0	0	0	$ 0	0	0	$ 0	0	156	$ 111	691	1,942